Stock option plan (Details) R$ / shares in Units, R$ in Thousands		12 Months Ended
		Dec. 31, 2021 BRL (R$) shares R$ / shares	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)
Effects on income for the year:
Expenses incurred until December 31, 2020 (R$) | R$		R$ 967	R$ 142	R$ 0
Expenses incurred until December 31, 2021 (R$) | R$		R$ 967	142	R$ 0
Equity-settled 1st and 2nd Program
Share-based payments
Grant date		01/04/2020
Exercise Period:	[1]	6 years 9 months 18 days
Exercise	[2]
Limit date	[1]	01/01/2027
Activity of stock option number
(+) Total number of granted options | shares		3,940,478
(-) Canceled options | shares		78,360
(=) Number of options not exercised | shares	[3]	3,862,118
(=) Number of outstanding options on 12/31/2021 | shares	[3]	3,862,118
(=) Number of exercisable options on 12/31/2021 | shares		1,244,994
Inputs used in the measurement
Exercise price (in reais) | R$ / shares	[3]	R$ 9.58
Share price on the grant date (in reais) | R$ / shares	[4]	R$ 21.68
Volatility (% p.a.)	[5]	24.19%
Interest rate (% p.a.)		1.53%
Option value (in reais) | R$ / shares	[6]	R$ 0.48
Remaining average term (expected lifetime)	[7]	3 years 8 months 12 days
Effects on income for the year:
Total expense attributed to the granting of options (R$) | R$		R$ 1,846
Expenses incurred until December 31, 2020 (R$) | R$		668	142
Expenses incurred until December 31, 2021 (R$) | R$		668	142
Expenses to incur | R$		R$ 1,036
Equity-settled 3rd Program
Share-based payments
Grant date		01/04/2021
Exercise Period:		5 years 9 months 18 days
Exercise
Limit date		01/01/2027
Activity of stock option number
(+) Total number of granted options | shares		666,616
(=) Number of options not exercised | shares		666,616
(=) Number of outstanding options on 12/31/2021 | shares		666,616
(=) Number of exercisable options on 12/31/2021 | shares		0
Inputs used in the measurement
Exercise price (in reais) | R$ / shares		R$ 19.84
Share price on the grant date (in reais) | R$ / shares		R$ 21.68
Volatility (% p.a.)		27.73%
Interest rate (% p.a.)		2.66%
Option value (in reais) | R$ / shares		R$ 1.81
Remaining average term (expected lifetime)		4 years 3 months 18 days
Effects on income for the year:
Total expense attributed to the granting of options (R$) | R$		R$ 1,275
Expenses incurred until December 31, 2020 (R$) | R$		251	0
Expenses incurred until December 31, 2021 (R$) | R$		251	0
Expenses to incur | R$		R$ 1,024
Equity-settled 4th Program
Share-based payments
Grant date		01/04/2021
Exercise Period:	[1]	5 years 9 months 18 days
Exercise	[2]
Limit date	[1]	01/01/2027
Activity of stock option number
(+) Total number of granted options | shares		187,820
(-) Canceled options | shares		19,900
(=) Number of options not exercised | shares	[3]	167,920
(=) Number of outstanding options on 12/31/2021 | shares	[3]	167,920
(=) Number of exercisable options on 12/31/2021 | shares		0
Inputs used in the measurement
Exercise price (in reais) | R$ / shares	[3]	R$ 19.84
Share price on the grant date (in reais) | R$ / shares	[4]	R$ 21.68
Volatility (% p.a.)	[5]	27.73%
Interest rate (% p.a.)		2.66%
Option value (in reais) | R$ / shares	[6]	R$ 1.85
Remaining average term (expected lifetime)	[7]	4 years 3 months 18 days
Effects on income for the year:
Total expense attributed to the granting of options (R$) | R$		R$ 298
Expenses incurred until December 31, 2020 (R$) | R$		48	0
Expenses incurred until December 31, 2021 (R$) | R$		48	R$ 0
Expenses to incur | R$		R$ 250

[1]	Conditional upon the grace period and assuming the possibility of anticipated vesting in face of a liquidity event.
[2]	Conditional upon the grace period and assuming the possibility of anticipated vesting in face of a liquidity event.
[3]	Price established was based on valuation at the time the options are granted.
[4]	The share price was determined based on valuation prepared by the Group on the date of plan migration
[5]	The expected volatility was estimated based on the historical volatility of the comparable Companies share price.
[6]	Fair value based on the Black-Scholes method.
[7]	Average calculated considering that, according to the definition of the plan, 25% of the options can be exercised before the vesting period.